Note 14 - Warrants (Tables)	12 Months Ended
Nov. 30, 2019
Warrants and Rights Note Disclosure [Abstract]
Schedule of stockholders' equity note, warrants or rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$ 19.30	277,478	June 02, 2021	138,739
October 2017 Warrants	$ 12.50	181,818	October 13, 2020	181,818
October 2017 Placement
Agent Warrants	$ 13.75	18,181	October 13, 2020	18,181
March 2018 Warrants	$ 6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$ 6.00	150,000	March 21, 2021	150,000
March 2018 Placement
Agent Warrants	$ 7.50	29,166	March 16, 2021	29,166
March 2018 Placement
Agent Warrants	$ 7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	$ 0.75	20,000,000	October 16, 2023	20,000,000
2018 Pre-Funded Warrants	$ 0.01	1,616,667	October 16, 2023	1,616,667
October 2018 Placement
Agent Warrants	$ 0.9375	1,160,314	October 16, 2023	1,160,314
		23,740,290		23,601,551

Schedule of warrant transactions
	Outstanding, December 1, 2018	Issued	Expired	Exercised	Outstanding, November 30, 2019
June 2016 Warrants	277,478	-	-	-	277,478
October 2017 Warrants	181,818	-	-	-	181,818
October 2017 Placement
Agent Warrants	18,181	-	-	-	18,181
March 2018 Warrants	441,666	-	-	-	441,666
March 2018 Placement
Agent Warrants	44,166	-	-	-	44,166
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	4,410,001	-	-	(2,793,334)	1,616,667
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	26,533,624	-	-	(2,793,334)	23,740,290

	Outstanding, December 1, 2017	Issued	Expired	Exercised	Rounding on consolidation	Outstanding, November 30, 2018
March 2013 Warrants	149,174	-	(149,174)	-	-	-
July 2013 Warrants	87,000	-	(87,000)	-	-	-
June 2016 Warrants	277,872	-	-	-	(394)	277,478
October 2017 Warrants	181,818	-	-	-	-	181,818
October 2017 Placement
Agent Warrants	18,181	-	-	-	-	18,181
March 2018 Warrants	-	441,666	-	-	-	441,666
March 2018 Placement
Agent Warrants	-	44,166	-	-	-	44,166
2018 Firm Warrants	-	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	-	16,563,335	-	(12,153,334)	-	4,410,001
October 2018 Placement
Agent Warrants	-	1,160,314	-	-	-	1,160,314
	714,045	38,209,481	(236,174)	(12,153,334)	(394)	26,533,624